Contingencies, Commitments, and Responsibilities - Schedule of Damages That May Be Incurred By Insured Parties that Contract Policies (Detail) - Consorcio Nacionalde SegurosSA [Member] - HUF (Ft)		12 Months Ended
	Apr. 15, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Amount (UF)	Ft 60,000	Ft 60,000
Amount (UF)	Ft 500	Ft 500